STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 406	$ 1,316	$ 824	$ 79	$ 110	$ 264	$ 264
Trade receivables from related parties containing provisional pricing features		9,052		2,551	8,861	6,718
Other receivables	1,648	3,180		3,747	2,648	2,999
Inventories	21,415	23,039		24,854	16,589	14,601
Prepaid expenses	1,962	3,422		9,373	1,205
Current assets	25,431	40,009		40,604	29,413	24,582
Non-current assets
Property, plant and equipment, net	423,910	422,226		398,171	395,157	397,695
Intangible assets, net	721	747		947	100
Inventories	334	354		431	565	518
Other assets		57		49	138	358
Non-current assets	425,021	423,384		399,598	395,960	398,571
Total assets	450,452	463,393		440,202	425,373	423,153
Current liabilities
Trade payables	10,734	21,139		9,482	8,656	5,688
Trade payables to related parties	1,720	799		652		481
Other payables	6,483	6,560		8,455	13,263	19,454
Lease liabilities	568	848		1,047	105	3,054
Provisions	11,870	13,790		15,725	14,914	9,550
Current liabilities	31,375	43,136		35,361	36,938	38,227
Non-current liabilities
Lease liabilities	67	128		226	27	1,832
Provisions	44,600	44,408		44,896	20,507	23,499
Deferred tax liabilities	10,108	8,750		14,059	14,535	20,114	20,114
Non-current liabilities	54,775	53,286		59,181	35,069	45,445
Total liabilities	86,150	96,422		94,542	72,007	83,672
Net assets	364,302	366,971		345,660	353,366	339,481
Equity
Share capital		0		0	0	0
Retained earnings	209,606	204,504		209,863	43,368	72,505
Parent net investment	154,696	162,467	129,767	135,797	309,998	266,976	266,976
Total equity	$ 364,302	$ 366,971	$ 353,169	$ 345,660	$ 353,366	$ 339,481	$ 339,481